INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carried forward	$ 27,349,606	$ 29,784,578
Inventory write-down	26,141	1,531,750
Bad debt provision	478,367	1,518,953
Government grants related to assets	498,582	423,938
Long-lived asset impairment & depreciation	21,009,037	23,083,996
Others	748,018	290,652
Sub-total	50,109,751	56,633,867
Valuation Allowance	(50,109,751)	(56,633,867)	(37,682,733)
Total
Deferred tax assets are analyzed as:
Current
Non-current